Fair Value Measurements (details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Fair Value Measurements disclosure
Percent of fixed maturities for which a pricing service estimates fair value	98.00%	98.00%
Fair value of the fixed maturities for which the Company used an internal pricing matrix	$ 179	$ 99
Fair value of the fixed maturities for which the Company received a broker quote	$ 83	$ 85
Percent of short-term securities for which a pricing service estimates fair value	98.00%	98.00%
Percent of debt, including commercial paper, for which a pricing service estimates fair value	100.00%	100.00%